Lease Arrangements - Additional Information (Detail) - Buildings	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term	3 years
Increase Decrease In Lease Liabilities	$ 715,365